Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BARCLAYS PRIVATE BANK AND TRUST LIMITED (JERSEY)
Address: 39/41 Broad Street, St. Helier
	 Jersey, Channel Islands JE4 8PU

Form 13F File Number: 	028-13877

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ashley Cox
Title: Director
Phone: 0044 (0) 1534812814

Signature, Place, and Date of Signing:

Ashley Cox         Jersey, C.I.    February 14, 2012


Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
28-826                        Barclays PLC